Stock Compensation Plans and Share-Based Compensation Awards - Share based compensation expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Stock Compensation Plans and Share-Based Compensation Awards
Share-based compensation expense	$ 52,134	$ 0	$ 52,134	$ 0
Income tax benefit	$ 3,846		$ 3,846
2018 Plan | Class A Common Stock
Stock Compensation Plans and Share-Based Compensation Awards
Shares reserved for issuance	7,792,162		7,792,162